Income taxes - Reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure
Beginning Balance	$ 16.3	$ 7.2
Additions for tax positions taken in prior years		9.1
Reduction as a result of lapse of statute of limitations	(1.5)
Ending Balance	$ 14.8	$ 16.3